Shareholder Report, Holdings (Details) - C000264247 [Member]	Jul. 31, 2026
iShares Global Equity Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Vanguard S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
iShares MSCI ACWI ex U.S. ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
JPMorgan US Quality Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
State Street SPDR Portfolio S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Avantis Emerging Markets Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
State Street SPDR Portfolio Developed World ex-US ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
State Street SPDR MSCI EAFE StrategicFactors ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Global Equity ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.60%
Domestic ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%
Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%